Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS II
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated June 19, 2019 to the Prospectus of the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2019, as may be revised or supplemented from time to time.

Effective immediately, the fifth paragraph under the sub-heading “Principal Investment Strategies” within the “Investments, Risks and Performance” section in the Fund’s Prospectus is hereby amended and restated as follows:

In connection with its principal investment strategies, the Fund may also invest in investment grade corporate notes and bonds, collateralized loan obligations, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities including mortgage dollar rolls, and when-issued securities, delayed delivery securities and/or forward commitment securities. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Effective immediately, the following risks are added under the sub-heading “Principal Investment Risks” within the “Investment, Risks and Performance” section in the Fund’s Prospectus:

Portfolio Turnover Rate Risk. The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategy. A high rate of portfolio turnover may involve correspondingly greater expenses, which must be borne by the Fund and its shareholders, and also may result in short-term capital gains or losses to shareholders.

When-Issued, Delayed Delivery and Forward Commitment Securities Risk. Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when an adviser is fully or almost fully invested may result in greater potential fluctuation in the value of a Fund’s net assets. This may also occur when the Fund seeks to remain fully invested during the period after purchase but before settlement. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by the Fund on a forward commitment basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Loomis Sayles Limited Term Government and Agency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Supplement dated June 19, 2019 to the Prospectus of the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2019, as may be revised or supplemented from time to time.

Effective immediately, the fifth paragraph under the sub-heading “Principal Investment Strategies” within the “Investments, Risks and Performance” section in the Fund’s Prospectus is hereby amended and restated as follows:

In connection with its principal investment strategies, the Fund may also invest in investment grade corporate notes and bonds, collateralized loan obligations, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”), asset-backed securities and mortgage-related securities including mortgage dollar rolls, and when-issued securities, delayed delivery securities and/or forward commitment securities. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Effective immediately, the following risks are added under the sub-heading “Principal Investment Risks” within the “Investment, Risks and Performance” section in the Fund’s Prospectus:

Portfolio Turnover Rate Risk. The Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategy. A high rate of portfolio turnover may involve correspondingly greater expenses, which must be borne by the Fund and its shareholders, and also may result in short-term capital gains or losses to shareholders.

When-Issued, Delayed Delivery and Forward Commitment Securities Risk. Securities purchased on a forward commitment or when-issued or delayed delivery basis are subject to changes in value, generally changing in the same way (i.e., appreciating when interest rates decline and depreciating when interest rates rise), based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities so purchased may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued or delayed delivery basis when an adviser is fully or almost fully invested may result in greater potential fluctuation in the value of a Fund’s net assets. This may also occur when the Fund seeks to remain fully invested during the period after purchase but before settlement. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by the Fund on a forward commitment basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.